Fair Value Measurements, Call Option FV Assumption Table (Details) (USD $)	Dec. 31, 2011 basispoints years
Fair Value Disclosures [Abstract]
Stock price at December 31, 2011	$ 45.88	[1]
Quarterly dividend yield (per share)	$ 0.24	[2]
Risk-free interest rate	0.42%	[3]
Credit spread (basis points)	569	[4]
Expected volatility rate	42.00%	[5]
Constant Maturity Treasury Rate Specified Year One	5
Constant Maturity Treasury Rate Specified Year Two	3

[1]	The Company's stock price has the most material impact to the fair values of the Call Options and the Notes, which drives the fair value of the Bifurcated Conversion Feature.
[2]	The Company used a discrete quarterly dividend payment of $0.24 per share based on historical and expected future quarterly dividend payments as of December 31, 2011.
[3]	The risk-free rate was based on the five-year and three-year Constant Maturity Treasury rate on December 31, 2011, compounded semi-annually.
[4]	The Company's credit rating was estimated to be between BB and B+ based on comparisons of its financial ratios and size to those of other rated companies. Using the Merrill Lynch High Yield index, the Company identified credit spreads for other debt issuances with similar credit ratings and used the median of such credit spreads.
[5]	The volatility rate was based on both observed volatility, which is based on the Company's historical stock price, and implied volatility from the Company's traded options. Such volatility was further adjusted to take into consideration market participant risk tolerance.